Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 111,857,125.76
Previously Paid Amount	0.00
Total Fee Amount	15,447.47
Total Offset Amount	0.00
Net Fee	$ 15,447.47
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A